UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-4173

 NAME OF REGISTRANT:                     John Hancock Investors Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congress Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles Rizzo
                                         601 Congress Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2010 - 06/30/2011


2X18 John Hancock Funds Investors Trust Fund
--------------------------------------------------------------------------------------------------------------------------
 CHARTER COMMUNICATIONS, INC.                                                                Agenda Number:  933381840
--------------------------------------------------------------------------------------------------------------------------
        Security:  16117M305
    Meeting Type:  Annual
    Meeting Date:  26-Apr-2011
          Ticker:  CHTR
            ISIN:  US16117M3051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROBERT COHN                                               Mgmt          For                            For
       W. LANCE CONN                                             Mgmt          Withheld                       Against
       DARREN GLATT                                              Mgmt          For                            For
       CRAIG A. JACOBSON                                         Mgmt          For                            For
       BRUCE A. KARSH                                            Mgmt          For                            For
       EDGAR LEE                                                 Mgmt          For                            For
       MICHAEL J. LOVETT                                         Mgmt          For                            For
       JOHN D. MARKLEY, JR.                                      Mgmt          For                            For
       DAVID C. MERRITT                                          Mgmt          For                            For
       STAN PARKER                                               Mgmt          For                            For
       ERIC L. ZINTERHOFER                                       Mgmt          For                            For

02     TO APPROVE THE COMPANY'S EXECUTIVE BONUS PLAN.            Mgmt          Against                        Against

03     TO APPROVE THE COMPANY'S EXECUTIVE INCENTIVE              Mgmt          For                            For
       PERFORMANCE PLAN.

04     AN ADVISORY VOTE ON EXECUTIVE COMPENSATION.               Mgmt          For                            For

05     AN ADVISORY VOTE ON THE FREQUENCY OF HOLDING              Mgmt          1 Year                         Against
       AN ADVISORY VOTE ON EXECUTIVE COMPENSATION.

06     TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE              Mgmt          For                            For
       COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE YEAR ENDED DECEMBER 31, 2011.




--------------------------------------------------------------------------------------------------------------------------
 DEX ONE CORPORATION                                                                         Agenda Number:  933385519
--------------------------------------------------------------------------------------------------------------------------
        Security:  25212W100
    Meeting Type:  Annual
    Meeting Date:  03-May-2011
          Ticker:  DEXO
            ISIN:  US25212W1009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: JONATHAN B. BULKELEY                Mgmt          For                            For

1B     ELECTION OF DIRECTOR: EUGENE I. DAVIS                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: RICHARD L. KUERSTEINER              Mgmt          For                            For

1D     ELECTION OF DIRECTOR: W. KIRK LIDDELL                     Mgmt          For                            For

1E     ELECTION OF DIRECTOR: MARK A. MCEACHEN                    Mgmt          For                            For

1F     ELECTION OF DIRECTOR: ALFRED T. MOCKETT                   Mgmt          For                            For

1G     ELECTION OF DIRECTOR: ALAN F. SCHULTZ                     Mgmt          For                            For

02     PROPOSAL TO APPROVE BY NON-BINDING VOTE EXECUTIVE         Mgmt          Against                        Against
       COMPENSATION

03     PROPOSAL TO RECOMMEND BY NON-BINDING VOTE, THE            Mgmt          1 Year                         For
       FREQUENCY OF EXECUTIVE COMPENSATION VOTES

04     TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE              Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       FOR 2011




--------------------------------------------------------------------------------------------------------------------------
 GREEKTOWN SUPERHOLDINGS INC                                                                 Agenda Number:  933450998
--------------------------------------------------------------------------------------------------------------------------
        Security:  392485108
    Meeting Type:  Annual
    Meeting Date:  08-Jun-2011
          Ticker:  GRKT
            ISIN:  US3924851088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN BITOVE                                               Mgmt          For                            For
       GEORGE BOYER                                              Mgmt          For                            For
       MICHAEL E. DUGGAN                                         Mgmt          For                            For
       BENJAMIN C. DUSTER IV                                     Mgmt          For                            For
       FREMAN HENDRIX                                            Mgmt          For                            For
       YVETTE E. LANDAU                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GREEKTOWN SUPERHOLDINGS INC                                                                 Agenda Number:  933450998
--------------------------------------------------------------------------------------------------------------------------
        Security:  392485207
    Meeting Type:  Annual
    Meeting Date:  08-Jun-2011
          Ticker:  GRKTP
            ISIN:  US3924852078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN BITOVE                                               Mgmt          For                            For
       GEORGE BOYER                                              Mgmt          For                            For
       MICHAEL E. DUGGAN                                         Mgmt          For                            For
       BENJAMIN C. DUSTER IV                                     Mgmt          For                            For
       FREMAN HENDRIX                                            Mgmt          For                            For
       YVETTE E. LANDAU                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SMURFIT-STONE CONTAINER CORPORATION                                                         Agenda Number:  933445935
--------------------------------------------------------------------------------------------------------------------------
        Security:  83272A104
    Meeting Type:  Special
    Meeting Date:  27-May-2011
          Ticker:  SSCC
            ISIN:  US83272A1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL AND ADOPT THE AGREEMENT AND PLAN OF              Mgmt          For                            For
       MERGER, DATED JANUARY 23, 2011 (AS IT MAY BE
       AMENDED FROM TIME TO TIME), AMONG ROCK-TENN
       COMPANY, SMURFIT-STONE, AND SAM ACQUISITION,
       LLC, A WHOLLY-OWNED SUBSIDIARY OF ROCKTENN.

02     APPROVAL OF THE ADJOURNMENT OF THE SPECIAL MEETING        Mgmt          For                            For
       FOR ANY PURPOSE, INCLUDING TO SOLICIT ADDITIONAL
       PROXIES IF THERE ARE INSUFFICIENT VOTES AT
       THE TIME OF THE SPECIAL MEETING TO APPROVE
       THE PROPOSAL NUMBER 1.




--------------------------------------------------------------------------------------------------------------------------
 SUPERMEDIA INC                                                                              Agenda Number:  933404131
--------------------------------------------------------------------------------------------------------------------------
        Security:  868447103
    Meeting Type:  Annual
    Meeting Date:  11-May-2011
          Ticker:  SPMD
            ISIN:  US8684471035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       EDWARD J. BAYONE                                          Mgmt          For                            For
       ROBERT C. BLATTBERG                                       Mgmt          For                            For
       CHARLES B. CARDEN                                         Mgmt          For                            For
       ROBIN DOMENICONI                                          Mgmt          For                            For
       THOMAS D. GARDNER                                         Mgmt          For                            For
       DAVID E. HAWTHORNE                                        Mgmt          For                            For
       PETER J. MCDONALD                                         Mgmt          For                            For
       THOMAS S. ROGERS                                          Mgmt          For                            For
       JOHN SLATER                                               Mgmt          For                            For
       DOUGLAS D. WHEAT                                          Mgmt          For                            For

02     ADVISORY VOTE APPROVING SUPERMEDIA'S EXECUTIVE            Mgmt          For                            For
       COMPENSATION.

03     ADVISORY VOTE ON THE FREQUENCY OF EXECUTIVE               Mgmt          1 Year                         For
       COMPENSATION VOTE.

04     RATIFICATION OF ERNST & YOUNG LLP AS SUPERMEDIA'S         Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       FOR 2011.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Investors Trust
By (Signature)       /s/ Keith F. Hartstein
Name                 Keith F. Hartstein
Title                President
Date                 08/25/2011